Condensed Financial Information of the Company - Condensed statements of income/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Operating expenses:
Selling and marketing	¥ (820,883)	$ (119,882)	¥ (816,658)	¥ (590,589)
General and administrative	(810,936)	(118,430)	(876,609)	(629,596)
Interest income	37,393	5,461	81,207	23,824
Interest expense	(103,600)	(15,130)	(60,637)	(18,660)
Foreign exchange gain/(loss)	(69)	(10)	(138)	(1,168)
Provision for income tax	(37,785)	(5,518)	121,541	108,479
Net income/(loss) attributable to OneSmart International Education Group Limited's shareholders	(729,829)	(106,585)	245,368	245,936
Accretion to redemption value of redeemable convertible preferred shares				(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares				(4,266)
Net (loss)/income attributable to ordinary shareholders of OneSmart International Education Group Limited	(729,829)	(106,585)	245,368	(721,235)
The Company | Reportable legal entities
Operating expenses:
Selling and marketing	(674)	(98)	(906)
General and administrative	(140,821)	(20,565)	(70,258)	(528)
Interest income	2,083	304	3,905
Interest expense	(58,857)	(8,596)	(27,960)
Foreign exchange gain/(loss)	4,336	633	(1,526)	2,574
Share of income/(loss) in subsidiaries, VIEs and VIEs' subsidiaries	(535,896)	(78,263)	342,113	243,890
Income/(loss) before income tax provision	(729,829)	(106,585)	245,368	245,936
Net income/(loss) attributable to OneSmart International Education Group Limited's shareholders	(729,829)	(106,585)	245,368	245,936
Accretion to redemption value of redeemable convertible preferred shares				(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares				(4,266)
Net (loss)/income attributable to ordinary shareholders of OneSmart International Education Group Limited	¥ (729,829)	$ (106,585)	¥ 245,368	¥ (721,235)